Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 1,916	$ 1,707
Accumulated Amortization	(716)	(626)
Net Book Value	1,200	1,081
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	855	743
Accumulated Amortization	(125)	(103)
Net Book Value	730	640
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	81	63
Accumulated Amortization	0	0
Net Book Value	81	63
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	860	784
Accumulated Amortization	(533)	(474)
Net Book Value	327	310
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	120	117
Accumulated Amortization	(58)	(49)
Net Book Value	$ 62	$ 68